Financial instruments and risk management (Details 8) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) R$ / shares	Dec. 31, 2021 USD ($) R$ / shares	Dec. 31, 2020 BRL (R$) R$ / shares	Dec. 31, 2020 USD ($) R$ / shares
NDF
Financial instruments and risk management
Fair value	R$ (17)		R$ 1,321
NDF | February 25, 2022
Financial instruments and risk management
Nominal value	R$ 3,148	$ 560
Contracted rate | R$ / shares	5.622	5.622
Market rate | R$ / shares	5.3459	5.3459
Fair value	R$ (17)
NDF | June 15, 2021
Financial instruments and risk management
Nominal value			R$ 17,064	$ 3,100
Contracted rate | R$ / shares			5.4928	5.4928
Market rate | R$ / shares			5.4763	5.4763
Fair value			R$ 968
NDF | April 15, 2021
Financial instruments and risk management
Nominal value			R$ 4,508	$ 800
Contracted rate | R$ / shares			5.6345	5.6345
Market rate | R$ / shares			5.1909	5.1909
Fair value			R$ 353
Zero-cost collar
Financial instruments and risk management
Fair value	(25)		2,124
Zero-cost collar | Call option
Financial instruments and risk management
Fair value	494		(1,858)
Zero-cost collar | Call option | 01/21/2021 - 01/17/2022
Financial instruments and risk management
Nominal value	R$ 4,900	$ 875
Market rate | R$ / shares	5.5563	5.5563
Fair value	R$ 298
Zero-cost collar | Call option | 02/25/2021 - 02/25/2022
Financial instruments and risk management
Nominal value	R$ 2,909	$ 490
Market rate | R$ / shares	5.469	5.469
Fair value	R$ 196
Zero-cost collar | Call option | 15/01 - 15/06/2021
Financial instruments and risk management
Nominal value			R$ 587	$ 1,800
Market rate | R$ / shares			5.677	5.677
Fair value			R$ (12)
Zero-cost collar | Call option | 31/05 - 15/12/2021
Financial instruments and risk management
Nominal value			R$ 786	$ 2,800
Market rate | R$ / shares			5.5656	5.5656
Fair value			R$ (569)
Zero-cost collar | Call option | 15/04 - 30/11/2021
Financial instruments and risk management
Nominal value			R$ 2,161	$ 6,900
Market rate | R$ / shares			5.5116	5.5116
Fair value			R$ (1,277)
Zero-cost collar | Put option
Financial instruments and risk management
Fair value	(519)		3,982
Zero-cost collar | Put option | 01/21/2021 - 01/17/2022
Financial instruments and risk management
Nominal value	R$ 4,900	$ 875
Market rate | R$ / shares	5.8257	5.8257
Fair value	R$ (349)
Zero-cost collar | Put option | 02/25/2021 - 02/25/2022
Financial instruments and risk management
Nominal value	R$ 2,909	$ 490
Market rate | R$ / shares	5.649	5.649
Fair value	R$ (170)
Zero-cost collar | Put option | 15/01 - 15/06/2021
Financial instruments and risk management
Nominal value			R$ 587	$ 1,800
Market rate | R$ / shares			5.48	5.48
Fair value			R$ 512
Zero-cost collar | Put option | 31/05 - 15/12/2021
Financial instruments and risk management
Nominal value			R$ 786	$ 2,800
Market rate | R$ / shares			5.2425	5.2425
Fair value			R$ 862
Zero-cost collar | Put option | 15/04 - 30/11/2021
Financial instruments and risk management
Nominal value			R$ 2,161	$ 6,900
Market rate | R$ / shares			5.3388	5.3388
Fair value			R$ 2,608
Interest rate swap
Financial instruments and risk management
Fair value	403
Interest rate swap | 07/16/2026
Financial instruments and risk management
Nominal value	R$ 152,100	$ 30,000
Floating rate receivable	3-month LIBOR
Fixed rate payable	307.00%	307.00%
Fair value	R$ 403